General and Administrative Expenses - Detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Expenses by nature [abstract]
Salaries, fees and employee benefits		$ 7,136	$ 4,057
Professional fees and consulting fees		1,684	1,452
Marketing and promotion		434	316
Listing and filing fees		944	184
Corporate administration		1,158	746
Allowance for bad debts		1,488	0
Project evaluation and transaction related expenses		3,623	641
Total	[1]	$ 16,467	$ 7,396

[1]	Certain comparative figures have been reclassified to general and administrative expenses to conform to current year presentation as illustrated in Note 16